Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
November 30, 2020 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—88.8%
		Automotive—4.2%
EUR 100,000		Faurecia, Sr. Unsecd. Note, 2.375%, 6/15/2027	$120,179
$ 500,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	536,875
60,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	59,126
157,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Deb., Series A, 5.750%, 9/30/2027	161,318
300,000	[1]	General Motors Financial Co., Inc., Jr. Sub. Note, Series B, 6.500%, 9/30/2028	320,619
325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	328,859
		TOTAL	1,526,976
		Banking—13.9%
EUR 200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 3/22/2169	252,884
$ 200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	198,321
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	292,259
58,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.800%, 5/1/2025	68,867
200,000	[1]	Argentum Netherlands B.V., 4.625%, 8/15/2022	202,800
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	216,000
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	216,850
400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	405,553
200,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500%, 2/25/2030	199,135
EUR 200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	262,965
$ 175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	215,435
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 6.125%, 10/09/2025	500,996
$ 400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 5.100%, 1/24/2030	419,300
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	135,985
$ 480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	544,493
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	203,700
480,000	[1,2]	National Westminster Bank plc, Jr. Sub. Deb., Series C, 0.483% (3-month USLIBOR +0.250%), 2/28/2021	447,403
200,000		UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2024	217,625
		TOTAL	5,000,571
		Basic Industries—13.6%
325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	359,328
GBP 200,000		Anglo American Capital PLC, Sr. Unsecd. Note, Series EMTN, 3.375%, 3/11/2029	294,571
EUR 250,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	295,567
$ 200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	219,250
200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 7.375%, 6/5/2027	224,690
200,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	242,120
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2027	35,600
135,000		Cleveland-Cliffs, Inc., Term Loan—1st Lien, 144A, 6.750%, 3/15/2026	145,800
330,000		Domtar, Corp., Sr. Unsecd. Note, 6.250%, 9/1/2042	382,455
200,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, REGS, 7.250%, 4/16/2044	276,100
320,000		Huntsman International LLC, Sr. Unsecd. Note, 4.500%, 5/1/2029	368,872
367,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	404,388
425,000		Lennar Corp., Sr. Unsecd. Note, 4.750%, 11/29/2027	504,688
168,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	178,644
200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 5.500%, 1/15/2048	235,194
EUR 200,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	229,502

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 450,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	$506,812
		TOTAL	4,903,581
		Capital Goods—9.9%
GBP 600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	827,730
EUR 400,000		Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	485,079
300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	355,807
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	638,919
$ 300,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	321,750
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	127,304
150,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	187,211
$100,000		Silgan Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2028	120,800
300,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	368,902
EUR 100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	121,842
		TOTAL	3,555,344
		Consumer Goods—3.0%
$ 200,000		Arcelik AS, Sr. Unsecd. Note, REGS, 5.000%, 4/3/2023	204,963
200,000		Coca-Cola Icecek AS, Sr. Unsecd. Note, REGS, 4.215%, 9/19/2024	208,371
11,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	12,230
302,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	322,606
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	332,390
		TOTAL	1,080,560
		Consumer Non-Cyclical—2.7%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	495,075
EUR 100,000		Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	123,240
$ 335,000		Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	363,713
		TOTAL	982,028
		Energy—8.0%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	305,363
EUR 100,000	[1]	BP Capital Markets PLC, 4.250%, 03/22/2027	143,190
$ 163,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	153,105
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	204,188
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	23,817
200,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	190,469
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	297,851
39,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	49,286
57,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	67,179
100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 8/15/2029	87,660
318,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	250,134
100,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 6/15/2038	88,000
64,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	72,523
200,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	243,500
200,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	196,102
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	25,848
80,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	69,000
430,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	400,083
		TOTAL	2,867,298
		Financial Services—1.1%
320,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	401,357

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Health Care—5.5%
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	$246,280
380,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	458,132
$ 360,000		HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	372,793
EUR 100,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 2.875%, 6/15/2028	123,103
$ 200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	210,893
550,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	567,182
		TOTAL	1,978,383
		Insurance—1.6%
EUR 100,000	[1]	Caisse Nat Reassurance, Jr. Sub. Note, 6.375%, 5/28/2024	136,056
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	455,373
		TOTAL	591,429
		Media—5.7%
EUR 100,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	112,588
$ 400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	424,100
$300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	292,125
EUR 104,000		United Group B.V., Sr. Secd. Note, REGS, 3.625%, 2/15/2028	121,364
100,000		UPC Holding B.V., Sec. Fac. Bond, REGS, 3.875%, 6/15/2029	120,638
GBP 369,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	504,233
EUR 391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	467,620
		TOTAL	2,042,668
		Real Estate—2.1%
EUR 200,000		ADLER Real Estate AG, Sr. Unsecd. Note, 3.000%, 4/27/2026	246,461
$ 200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	208,891
GBP 200,000		MPT Operating Partnership LP / MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	281,411
$ 32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	32,582
		TOTAL	769,345
		Retail—0.7%
GBP 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	135,858
$ 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	110,628
		TOTAL	246,486
		Services—0.7%
EUR 200,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	237,343
		Technology & Electronics—1.3%
$ 100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	112,179
225,000		Dell, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2038	279,900
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	77,891
		TOTAL	469,970
		Telecommunications—9.6%
EUR 100,000		Altice Financing SA, Sr. Unsecd. Note, REGS, 3.000%, 1/15/2028	114,466
300,000		Altice France SA, Sec. Fac. Bond, REGS, 3.375%, 1/15/2028	351,989
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	122,267
$ 25,000		CenturyLink, Inc., Sec. Fac. Bond, 144A, 4.000%, 2/15/2027	25,878
175,000		CenturyLink, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	206,549
250,000		Embarq Corp., Sr. Unsecd. Note, 7.995%, 6/1/2036	300,769
400,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	457,934
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	314,910
40,000		T-Mobile USA, Inc., 144A, 4.375%, 4/15/2040	48,892
21,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.550%, 2/15/2031	21,949

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	$322,518
275,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	326,004
EUR 100,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.625%, 3/7/2023	120,336
200,000	[1]	Telefonica Europe BV, Sub., 2.502%, 2/5/2027	239,464
$ 200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	203,971
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	263,146
		TOTAL	3,441,042
		Utilities—5.2%
57,000		AES Corp., 144A, 2.450%, 1/15/2031	57,984
14,000		AES Corp., Sec. Fac. Bond, 144A, 3.950%, 7/15/2030	15,900
50,000		AES Corp., Sr. Unsecd. Note, 5.125%, 9/1/2027	55,211
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	213,375
250,000		Calpine Corp., 144A, 4.500%, 2/15/2028	258,500
139,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	146,313
78,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 3/15/2028	83,722
EUR 200,000		Enel SpA, Jr. Sub. Deb., 2.500%, 11/24/2078	247,009
200,000		Energias de Portugal SA, Jr. Sub. Note, 1.700%, 7/20/2080	237,377
$ 5,000		NRG Energy, Inc., Sec. Fac. Bond, 144A, 2.450%, 12/2/2027	5,132
EUR 300,000		Orsted A/S, 1.750%, 9/9/2027	364,990
$ 175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	190,262
		TOTAL	1,875,775
		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,435,177)	31,970,156
		U.S. TREASURY—8.1%
2,900,000	[3]	United States Treasury Bill, 0.071%—0.169%, 12/24/2020 (IDENTIFIED COST $2,899,314)	2,899,860
		TOTAL INVESTMENT IN SECURITIES—96.9% (IDENTIFIED COST $32,334,491)	34,870,016
		OTHER ASSETS AND LIABILITIES - NET—3.1%[4]	1,134,128
		TOTAL NET ASSETS—100%	$36,004,144
At November 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures
[5]United States Treasury Notes 10-Year Note	12	$1,658,063	March 2021	$(2,625)
[5]United States Treasury Ultra Long Bond	7	$1,512,219	March 2021	$(8,438)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(11,063)
The average notional value of short futures contracts held by the Fund throughout the period was $3,985,203. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At November 30, 2020, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2020[6]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	Arcelor Mittal	Sell	5.00%	12/20/2026	1.90%	$300,000	$65,153	$59,577	$5,576
Citibank, N.A.	Telecom Italia SpA/Milano	Sell	1.00%	12/20/2023	1.30%	$100,000	$(1,074)	$(2,222)	$1,138
JP Morgan Chase	Arcelor Mittal	Sell	5.00%	12/20/2023	1.13%	$ 50,000	$7,115	$5,641	$1,474
JP Morgan Chase	General Motors Co	Sell	5.00%	12/20/2023	0.74%	$ 50,000	$6,477	$5,654	$823
JP Morgan Chase	Fiat Chrysler Automobiles NV	Sell	5.00%	12/20/2023	0.90%	$ 75,000	$11,197	$6,048	$5,149
JP Morgan Chase	Ziggo Bond Co	Sell	5.00%	12/20/2023	1.35%	$ 50,000	$6,697	$7,227	$(530)
JP Morgan Chase	Dell Inc	Sell	1.00%	12/20/2023	1.15%	$ 125,000	$(552)	$(1,809)	$1,257
JP Morgan Chase	Ziggo Bond Co	Sell	5.00%	12/20/2023	1.35%	$ 50,000	$6,697	$7,053	$(356)
BNP Paribas	Arcelor Mittal	Sell	5.00%	12/20/2023	1.13%	$50,000	$7,115	$6,886	$229
JP Morgan Chase	UPC Holding BV	Sell	5.00%	12/20/2023	1.36%	$50,000	$6,514	$6,577	$(63)
JP Morgan Chase	Virgin Media Finance PLC	Sell	5.00%	12/20/2025	2.84%	$ 50,000	$6,371	$6,259	$112
JP Morgan Chase	Telecom Italia SpA/ Milano	Sell	1.00%	12/20/2023	1.30%	$100,000	$(1,074)	$(1,120)	$46
Morgan Stanley	Markit iTraxx Europe Crossover Index Series 33	Sell	5.00%	12/20/2025	5.60%	$560,000	$(72,947)	$(71,742)	$(1,205)
TOTAL CREDIT DEFAULT SWAPS							$47,689	$34,039	$13,650
The average notional amount of credit default swap contracts held by the Fund throughout the period was $785,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At November 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/16/2020	Lloyds Bank PLC	68,068 GBP	75,000 EUR	$1,256
12/16/2020	RBC Europe	100,000 EUR	$116,458	$2,900
12/16/2020	Royal Bank of Canada	100,000 EUR	$116,527	$2,831
Contracts Sold:
12/16/2020	RBC Europe	90,000 GBP	$120,156	$133
12/16/2020	Royal Bank of Canada	3,250,000 EUR	$3,868,105	$(11,021)
12/16/2020	Royal Bank of Canada	1,000,000 GBP	$1,288,153	$(45,439)
12/16/2020	Royal Bank of Canada	1,000,000 GBP	$678,943	$(7,364)
12/16/2020	Royal Bank of Canada	170,000 GBP	$201,803	$(1,105)
12/16/2020	Royal Bank of Canada	80,000 GBP	$104,370	$(2,318)
12/16/2020	State Street	3,250,000 EUR	$3,868,036	$(11,089)
12/16/2020	State Street	1,000,000 GBP	$1,288,220	$(45,372)
12/16/2020	State Street	100,000 GBP	$118,779	$(578)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(117,166)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $164,935 and 27,333, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities-Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
Discount rate at time of purchase.
4
Assets, other than investments in securities, less liabilities.
5
Non-income-producing security.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$31,970,156	$—	$31,970,156
U.S. Treasury	—	2,899,860	—	2,899,860
TOTAL SECURITIES	$—	$34,870,016	$—	$34,870,016
Other Financial Instruments:
Assets:
Futures	$—	$—	$—	$—
Foreign Exchange Contracts	—	7,120	—	7,120
Swap Contracts	—	123,336	—	123,336
Liabilities:
Futures	(11,063)	—	—	(11,063)
Foreign Exchange Contracts	—	(124,286)	—	(124,286)
Swap Contracts	—	(75,647)	—	(75,647)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(11,063)	$(69,477)	$—	$(80,540)
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
LIBOR	—London Interbank Offered Rate
OTC	—Over-the-Counter